INVESTMENT IN BRAND CONTRACT, AT FAIR VALUE (UNAUDITED) (Details) (Brand Contracts, USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014 item
Vernon Davis
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Number of brand contracts	1
Level 3
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Number categories considered of potential brand income	3
Level 3 | Vernon Davis
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Total player career length	14 years
Number of seasons played	9 years
Number of NFL seasons of player in which NFL player contract will expire	10 years
Level 3 | Vernon Davis | Minimum
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Discount rate calculated based on discount rate used in determining counterparty brand income	10.00%
Number of additional NFL contracts in which player will enter	1
Estimated value of player contract	$ 33
Period used to analyze equivalent contract value	10 years
Level 3 | Vernon Davis | Maximum
Valuation methodology and significant unobservable inputs used for the entity's brand contract
Discount rate calculated based on discount rate used in determining counterparty brand income	15.00%